Discontinued operations - Disposal of YV Live business and Huya operations and cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Net (loss) income	$ 35,567	$ 1,401,670	$ 615,268
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities	64,289	497,863	843,713
Net cash (used in) provided by discontinued investing activities	1,636,450	92,371	(562,834)
Net cash provided by discontinued financing activities	0	1,232	308,219
YY Live
Operating expenses
Net (loss) income	35,567	482,487	547,612
Huya
Operating expenses
Net (loss) income		919,183	67,656
Held for sale | YY Live
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	154,425	1,440,575	1,589,866
Cost of revenues	(88,900)	(773,988)	(827,266)
Gross profit	65,525	666,587	762,600
Operating expenses
Research and development expenses	(6,323)	(52,519)	(56,874)
Sales and marketing expenses	(8,954)	(84,303)	(73,487)
General and administrative expenses	(7,108)	(22,116)	(28,779)
Total operating expenses	(22,385)	(158,938)	(159,140)
Other income	611	23,935	29,414
Operating income	43,751	531,584	632,874
Interest income and investment income	355	419	355
Income before income tax expenses	44,106	532,003	633,229
Income tax expenses	(8,539)	(49,516)	(85,617)
Net (loss) income	35,567	482,487	547,612
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities	64,289	478,357	559,878
Net cash (used in) provided by discontinued investing activities	1,636,450	6,819	(27,981)
Held for sale | YY Live | Live streaming
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	151,445	1,399,212	1,554,947
Held for sale | YY Live | Others [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues	$ 2,980	41,363	34,919
Held for sale | Huya
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues		345,801	1,212,700
Cost of revenues		(277,954)	(998,289)
Gross profit		67,847	214,411
Operating expenses
Research and development expenses		(22,477)	(73,527)
Sales and marketing expenses		(15,279)	(63,510)
General and administrative expenses		(20,743)	(51,156)
Total operating expenses		(58,499)	(188,193)
Other income		1,624	11,500
Operating income		10,972	37,718
Interest income and investment income		12,293	44,076
Foreign currency exchange gains (losses), net		(205)	166
Gain on fair value changes of investments		310
Other non-operating expenses		(1,435)
Income before income tax expenses		21,935	81,960
Income tax expenses		(5,384)	(13,910)
Net (loss) income		16,551	68,050
Share of income in equity method investments, net of income taxes		(145)	(394)
Gain on disposal, net of tax		902,777
Net (loss) income		919,183	67,656
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities		19,506	283,835
Net cash (used in) provided by discontinued investing activities		85,552	(534,853)
Net cash provided by discontinued financing activities		1,232	308,219
Held for sale | Huya | Live streaming
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues		326,094	1,155,066
Held for sale | Huya | Others [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues		$ 19,707	$ 57,634